Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
AZL MVP T. Rowe Price Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® MVP T. ROWE PRICE CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL T. Rowe Price Capital Appreciation Fund (the "Underlying Fund"), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

The Fund's MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.

The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund's assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund's assets to the MVP process. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Underlying Fund normally invests at least 50% of its total assets in the common stocks of established U.S. companies that the Underlying Fund's subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Underlying Fund's objective. The Underlying Fund may invest up to 25% of its total assets in foreign securities.

The Underlying Fund's investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Underlying Fund buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Underlying Fund invests. Since the Underlying Fund attempts to prevent losses as well as achieve gains, the Underlying Fund typically uses a value approach in selecting investments. The subadviser's research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but the subadviser believes has good prospects for capital appreciation. The Underlying Fund may establish relatively large positions in companies the subadviser finds particularly attractive.

The Underlying Fund may purchase bonds, convertible securities and, mortgage and asset backed securities, bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the Underlying Fund invests. The Underlying Fund may invest up to 25% of its total assets in below investment-grade debt securities ("junk bonds") and bank loans. The Underlying Fund also writes (i.e., sells) call options, primarily in an effort to protect against downside risk or to generate additional income.

		The Underlying Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund.

The Fund invests primarily in the AZL T. Rowe Price Capital Appreciation Fund and is subject to risks associated with that investment:  market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser's investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; capitalization risk, which is the risk that investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies; focused investment risk, which is the risk that investing in a relatively small number of issuers, industries, or regions involves added risk, and charges, changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund's portfolio; bank loan risk, which is the risk that to the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities, and the fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower; interest rate risk, which is the risk that debt securities may decline in value due to rising interest rates; security quality risk, which is the risk that investment in high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities, sometimes known as "high-yield risk" or "junk bond risk"; liquidity risk, which is the risk of an investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns; mortgage-related and other asset-backed risk, which is the risk of investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security; and options risk, which is the risk that when the fund uses options, it is exposed to additional volatility and potential losses, and writing call options exposes the fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund.

		Because the Fund may utilize futures pursuant to its MVP risk management process and because the Underlying Fund may invest in options, the Fund also is subject to risks related to futures and options. Investing in derivative instruments, such as futures and options, involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund's performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2015) 3.42% Lowest (Q3, 2015) -2.56%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL MVP T. Rowe Price Capital Appreciation Fund | AZL MVP T. Rowe Price Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	$ 115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_ExpenseExampleNoRedemptionYear01	115
3 Years	rr_ExpenseExampleNoRedemptionYear03	359
5 Years	rr_ExpenseExampleNoRedemptionYear05	622
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,375
2015	rr_AnnualReturn2015	4.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
One Year Ended December 31, 2015	rr_AverageAnnualReturnYear01	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014
AZL MVP T. Rowe Price Capital Appreciation Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2015	rr_AverageAnnualReturnYear01	1.38%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014	[2]
AZL MVP T. Rowe Price Capital Appreciation Fund | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2015	rr_AverageAnnualReturnYear01	0.55%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014	[2]
AZL MVP T. Rowe Price Capital Appreciation Fund | Balanced Composite Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2015	rr_AverageAnnualReturnYear01	1.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2014	[2]

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
[2]	Reflects no deduction for fees, expenses, or taxes.